Statements of Cash Flow (Unaudited) (USD $)	12 Months Ended		96 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,482,622)	$ (3,713,232)	$ (23,859,501)
Adjustment to reconcile net loss to net cash used in operating activities
Amortization of deferred charges			4,392,456
Amortization of prepaid expenses		37,500	75,000
Warrants issued for services	519,441	1,007,689	3,767,447
Stock options issued for services	882,640	1,252,526	4,973,378
Common stock issued for services and fees	207,929	22,650	1,323,871
Purchase right agreement amortization			132,058
Depreciation and amortization of patents	35,394	30,166	143,427
Realized gain on investments			(3,911)
Realized gain on disposal of assets			(637)
(Increase) decrease in assets
Receivables			(30,461)
Prepaid expenses and other current assets	32,433	(58,316)	(41,756)
Increase (decrease) in liabilities
Accounts payable	83,374	(14,271)	272,748
Accounts payable - related party	12,868	(2,361)	22,628
Accrued expenses	26,172	968	62,579
Net cash used in operating activities	(1,682,371)	(1,436,681)	(8,770,674)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(93,778)	(84,794)	(439,787)
Proceeds from sale of available for sale securities			203,911
Proceeds from receipt of note receivable			100,000
Purchase of available for sale securities			(200,000)
Purchase of equipment, furniture and leasehold improvements	(17,894)	(23,647)	(186,245)
Net cash used in investing activities	(111,672)	(108,441)	(522,121)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement	1,000,000	1,500,000	7,495,524
Common stock rescinded, private placement			(200,000)
Issuance of common stock, exercise of options and warrants		539,000	1,577,004
Issuance of common stock, exercise of purchase right agreement			45,138
Issuance of common stock, institutional investor	200,000		200,000
Repayment of notes payable			(14,970)
Proceeds from subscription receivable			19,000
Advances to stockholders			(4,933)
Proceeds from convertible notes			529,000
Advances from officers			1,498
Net cash provided by financing activities	1,200,000	2,039,000	9,647,261
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(594,043)	493,878	354,466
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	953,867	459,989	5,358
CASH AND CASH EQUIVALENTS - END OF PERIOD	359,824	953,867	359,824
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION - CASH PAID DURING THE PERIOD FOR:
Interest	288	557	23,232
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued in exchange for deferred charges			3,142,400
Warrants issued in exchange for deferred charges			1,581,056
Common stock issued as settlement for accounts payable			74,708
Increase (decrease) in fair value of investment securities
Accrued interest contributed as capital			35,624
Common stock issued in the conversion of notes payable			529,000
Acquisition of automobile through loan payable			24,643
Common stock issued upon exercise of a warrant in exchange for receivable			75,000
Insurance company pay off of note payable			9,673
Receivable for issuance of common stock			10,000
Contribution of officer accrued payroll			52,129
Common stock issued for prepaid expense			$ 75,000